Offerings - Offering: 1	Mar. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	70.00
Maximum Aggregate Offering Price	$ 402,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,585.25
Offering Note	Assumes exercise in full of the underwriters' option to purchase up to 750,000 additional shares of common stock. The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3ASR (Registration No. 333-281503) paid with the filing of this prospectus supplement.